SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details)		12 Months Ended
	Jan. 04, 2021 Shares $ / shares shares	Dec. 31, 2021 Shares $ / shares shares	Dec. 31, 2020 Shares $ / shares shares
Number of shares
Outstanding at beginning of year | shares	35,600,088	35,600,088
Exercise of pre-funded warrants | Shares	883,534
Outstanding at end of year | shares		41,170,168	35,600,088
Stock option [Member]
Number of shares
Outstanding at beginning of year | shares	35,600,088	35,600,088	25,754,297
Exercise of options | Shares		156,120	43,438
Exercise of pre-funded warrants | Shares		883,534
Issuance of ordinary shares, net | shares		4,530,426	9,802,353
Outstanding at end of year | shares		41,170,168	35,600,088
NIS par value
Outstanding at beginning of year | $ / shares	$ 712,002	$ 712,002	$ 515,086
Exercise of options | $ / shares		3,122	869
Exercise of pre-funded warrants | $ / shares		17,671
Issuance of ordinary shares, par value | $ / shares		90,609	196,047
Outstanding at end of year | $ / shares		$ 823,404	$ 712,002